Commitments and contingencies:	12 Months Ended
Dec. 31, 2017
commitments and contingent liabilities [Abstract]
Disclosure of commitments and contingent liabilities [text block]
Note 16 - Commitments and contingencies:

Commitments

a.
The Company began leasing office space on May 21, 2015, under an operating lease agreement. This agreement includes an available extension of 60 months. The monthly rent due is of USD21,547 (Ps444,000).

The total minimum future payments derived from the non-cancellable operating lease agreement that shall be covered in the future are as follows:

Up to one year	Ps	5,372
Between one and three years		10,745

Total	Ps	16,117

At December 31, 2015, 2016 and 2017, the rent expense embedded within the aeronautical and non-aeronautical service cost in the statement of income, was approximately of Ps.4,084, Ps.4,825 and, Ps.5,019 respectively.

b.
On December 19, 2013, the Company received from the SCT approval of the Master Development Plan (MDP) for five years from 2014-2018, in which period the Company has agreed to make a number of enhancements. At December 31, 2016, the investment commitments under this MDP are as follows:

Period	Amount

2018	Ps	340,645	(1)

(1)	Figures in pesos adjusted to December 31, 2017, based on the National Construction Price Index (IPCO, by its acronym in Spanish) in accordance with the terms of the MDP.

c.
Pursuant to the terms for the purchase of the land in Huatulco that occurred in October 2008, the Company has the obligation to build 450 hotel rooms, for which purpose the Company will enter into agreements with third parties to develop the comprehensive tourism plan without a specific due date. At December 31, 2017, there is an indefinite extension to this commitment issued by FONATUR.

d.
Capital projects and repair. As part of the Concession Agreement, Aerostar has committed to fund and complete certain capital and repair projects with respect to the LMM Airport Facilities. The Company has no time restrictions to complete these projects, except that they must be made at any time during the term of the lease. As these projects are carried out, repairs will be recorded as expenses incurred or capitalized and depreciated according to their nature; consistent with the Company's accounting policies. Capital projects will be capitalized as part of an intangible concession improvement asset and will be amortized over their useful lives or the remaining life of the concession contract, whichever is less. These projects include: the relocation of certain inspection facilities, repairs and improvements to parking garages, road signage, roof repairs, repair of certain aerodrome concrete surfaces, air conditioning improvements, restroom remodeling, extended sidewalk areas, public address systems, security plans and inspection services capacity. These commitments were excluded from the liability for initial obligations assumed due to factors of uncertainty, the variability of future costs and the extended period of time in which commitments can be fulfilled.

e.
On September 20, 2017, Hurricane Maria made landfall on the island of Puerto Rico. Operations were suspended at the San Juan airport on the 19th and resumed in a limited manner on the 21st of the month. The damages to airport infrastructure have been evaluated by the Company to be approximately USD$15 million (Ps.294.9 million at an exchange rate of Ps.19.66 ), of which most have been disbursed at the reporting date and which amount will be recorded in the cost of services as incurred. The infrastructure has material damage insurance. The recovery of said insurance will be recognized when its collection is considered virtually certain.

Contingencies

As of December 31, 2016 and 2017, the Company has confirmed that the results of its lawsuits cannot be accurately predicted as their due processes are currently ongoing and there are not enough elements to determine whether they could largely affect the Company's financial position in the case of an adverse ruling.

a)	The Company's transactions are subject to Mexican Federal and State Laws as well as the Puerto Rico and Colombia Law due to its subsidiaries out of Mexico.

b)
At the time that the Company was carrying out the competitive bidding process for the sale of shares of the Airport Groups, the SCT established and communicated that concessionaires could amortize for tax purposes the value of the concession up to 15% a year. In February 2012, the SCT estimated an amount due payable by Cancún in the amount of Ps.865 million pesos against the ruling in question, because it considered that the determination of the 15% amortization was not valid in 2006 and 2007. The Company disagreed with the decision and filed an appeal to overturn this determination. However, in order to adhere to the amnesty program set forth in Transitory Article Three of the new Income Law for 2013, the Company partially desisted from the appeal as it relates to the income tax obligation, but not in regards to the determination of the additional distribution related to employees’ statutory profit sharing, which the Company continues to appeal. The risk is that if a judge does not rule in favor of Cancún the amount payable would be Ps.116 million pesos.

c)
There are currently a number of labor suits in progress against the Company, mainly in relation to involuntary termination. Any sentences that might be handed down not favoring the interests of the Company do not represent significant amounts. The Company is in legal proceedings at the date of this report and a resolution has not been issued yet. The total amount of those suits is approximately Ps.20 million pesos.

d)
On March 8, 2017, the contractor Pórticos, S. A., in charge of the construction of the Quibdó Service Center, filed a lawsuit against Airplan (a subsidiary of the Company) for alleged breach of contract, a claim from which the Arbitration Tribunal was integrated into which was filed against demand by Airplan. Pórticos requests compensation of Ps.135,779 (COP20,619 Colombian pesos).

e)
On March 17, 2014, the Port Authority of Puerto Rico filed a lawsuit against Aerostar and two fuel sellers at the LMM airport claiming to be entitled to a fee charged to the fuel sellers of the airport and not to Aerostar. In addition, they seek the return of money already received by the sellers of fuels to date, amounting to $ 1.4 million. Aerostar believes that it has a meritorious defense against the demand. Given the initial stage of the case, Management cannot determine the outcome of this matter; however, it reasonably believes that there are no loss contingencies that should be expense in the consolidated financial statements of the Company.